Leases	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases

Note 13 – Leases

Lease commitments

The Company has entered into three non-cancellable operating lease agreements for office space with related parties, with expiring date on July 31, 2026, April 19, 2028 and March 31, 2028, respectively. The Company accounts for the office leases in accordance with ASC 842. These office leases were classified as operating at inception of the leases. Operating leases result in recognition of right-of-use assets and lease liabilities on the balance sheet. Right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms of the adoption date of October 1, 2020 or commencement date, whichever is earlier. The leases did not provide an explicit or implicit rate of return, the Company determined incremental borrowing rate based on the local banks in PRC at the commencement date in determining the present value of lease payments on the individual lease basis. The incremental borrowing rate for a lease was the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term. The lease does not contain any residual value guarantees or material restrictive covenants. Lease expense for the lease is recognized on the straight-line basis over the lease term.

Operating lease expenses consist of the following:

	For the Fiscal Years ended September 30,
	2025	2024	2023

Operating lease cost	$94,908	$39,310	$38,450

Other information about the Company’s leases is as follows:

	For the Fiscal Years ended September 30,
	2025	2024	2023

Weighted-average remaining term in years
Operating leases	2.36	2.06	3.02
Weighted-average discount rate
Operating leases	10.80%	10.80%	10.80%
Operating cash flow used in operating lease	43,259	43,307	42,533
Right-of-use assets obtained in exchange for new operating lease liabilities	$289,567	$—	$13,365

 The following table sets forth the Company’s minimum lease payments in future periods as of September 30, 2025:

Twelve months ending September 30,	Lease payment

2026	$202,830
2027	116,116
2028	58,058
2029	—
Thereafter	—
Total lease payments	377,004
Less: discount	33,092
Present value of lease liabilities	$343,912

As of September 30, 2025, the Company’s minimum short term lease payments due within one year amounted to $202,830. No short-term lease costs were incurred for the fiscal years ended September 30, 2025, 2024 and 2023.